DISCONTINUED OPERATIONS (Details Narrative) - USD ($)	6 Months Ended
	Dec. 26, 2020	Jun. 29, 2020	Jun. 27, 2020	Jun. 29, 2019	Feb. 13, 2019	Dec. 03, 2018
DISCONTINUED OPERATIONS
Gross proceeds from operations		$ 9,000,000	$ 25,500,000
Goodwill	$ 33,861,150		$ 33,861,150	$ 53,786,872	$ 14,860,708	$ 16,912,951
Sales price	25,150,000
Loss upon sale of membership interests	$ 1,628,124